Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 60,765	$ 8,578
Accounts receivable, net	17,812	15,699
Prepaid expenses	1,770	1,371
Other current assets	2,536	3,972
Total current assets	82,883	29,620
Property and equipment, net	2,923	3,620
Capitalized software development costs, net	8,792	8,178
Goodwill	9,676	7,839
Intangible assets, net	3,940	4,119
Other assets	108	133
Total assets	108,322	53,509
Current liabilities:
Accounts payable	2,434	3,521
Accrued payroll and employee related liabilities	7,456	6,062
Accrued expenses	1,957	1,460
Term loan		830
Deferred revenue	51,388	39,159
Notes payable		2,018
Other current liabilities	548	569
Total current liabilities	63,783	53,619
Long-term liabilities:
Deferred revenue, noncurrent	1,246	1,308
Line of credit		9,976
Term loan, net of current portion		4,146
Deferred tax liabilities	494	345
Other long term liabilities	447	166
Total liabilities	65,970	69,560
Commitments and contingencies
Stockholders’ equity (deficit):
Preferred stock
Common stock	27	11
Additional paid-in capital	132,246	62,274
Accumulated deficit	(89,618)	(78,332)
Accumulated other comprehensive loss	(303)	(13)
Total stockholders’ equity (deficit)	42,352	(16,051)
Total liabilities and stockholders’ equity (deficit)	$ 108,322	53,509
Series A Preferred Stock
Stockholders’ equity (deficit):
Preferred stock		3
Total stockholders’ equity (deficit)		3
Series A-1 Preferred Stock
Stockholders’ equity (deficit):
Preferred stock		5
Total stockholders’ equity (deficit)		5
Class A Common Stock
Stockholders’ equity (deficit):
Common stock		1
Total stockholders’ equity (deficit)		$ 1